Taxation - Summary of Changes in valuation allowance (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Balance at the beginning of the years	¥ 1,969,757	¥ 4,655,627
Additions of valuation allowance	948,596	415,069
Deferred tax effect of tax rate change	0	(3,100,939)	¥ 16,889
Balance at the end of the years	¥ 2,918,353	¥ 1,969,757	¥ 4,655,627